Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.43%
Communication services: 5.35%
Interactive media & services: 5.35%
Alphabet, Inc. Class C	402,619	$113,466,087
Consumer discretionary: 12.00%
Automobiles: 2.48%
General Motors Co.	762,218	52,661,642
Broadline retail: 3.00%
Amazon.com, Inc.†	260,318	63,574,862
Household durables: 2.56%
D.R. Horton, Inc.	364,717	54,372,010
Specialty retail: 2.13%
Home Depot, Inc.	119,112	45,213,724
Textiles, apparel & luxury goods: 1.83%
NIKE, Inc. Class B	599,962	38,751,546
Consumer staples: 7.48%
Consumer staples distribution & retail: 1.93%
Walmart, Inc.	404,471	40,924,376
Food products: 2.93%
Mondelez International, Inc. Class A	1,081,784	62,159,308
Personal care products: 2.62%
Unilever PLC ADR	923,390	55,578,844
Energy: 5.72%
Energy equipment & services: 1.46%
Baker Hughes Co. Class A	638,117	30,891,244
Oil, gas & consumable fuels: 4.26%
ConocoPhillips	398,324	35,395,071
Exxon Mobil Corp.	481,470	55,060,909
		90,455,980
Financials: 19.60%
Banks: 7.70%
Bank of America Corp.	1,623,559	86,779,229
Citigroup, Inc.	614,189	62,174,352
JPMorgan Chase & Co.	46,097	14,341,699
		163,295,280
Capital markets: 3.31%
Intercontinental Exchange, Inc.	480,618	70,309,607
Consumer finance: 2.68%
Capital One Financial Corp.	258,314	56,826,497
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Financial services: 4.38%
Berkshire Hathaway, Inc. Class B†	133,468	$63,736,309
Rocket Cos., Inc. Class A	1,751,693	29,183,205
		92,919,514
Insurance: 1.53%
American International Group, Inc.	411,518	32,493,461
Health care: 13.51%
Biotechnology: 1.27%
Vertex Pharmaceuticals, Inc.†	63,460	27,006,672
Health care equipment & supplies: 2.37%
Medtronic PLC	554,876	50,327,253
Health care providers & services: 5.00%
Cigna Group	194,518	47,542,145
Labcorp Holdings, Inc.	230,397	58,511,622
		106,053,767
Life sciences tools & services: 2.90%
Danaher Corp.	285,617	61,516,189
Pharmaceuticals: 1.97%
Johnson & Johnson	221,777	41,887,022
Industrials: 12.37%
Aerospace & defense: 1.57%
RTX Corp.	187,343	33,440,725
Electrical equipment: 1.18%
Eaton Corp. PLC	65,617	25,036,822
Ground transportation: 4.26%
Canadian Pacific Kansas City Ltd.	1,255,699	90,347,543
Industrial conglomerates: 2.57%
3M Co.	53,456	8,900,424
Honeywell International, Inc.	226,641	45,629,633
		54,530,057
Machinery: 0.49%
Caterpillar, Inc.	18,018	10,401,071
Trading companies & distributors: 2.30%
AerCap Holdings NV	374,137	48,727,603
Information technology: 10.35%
IT services: 2.80%
Accenture PLC Class A	178,009	44,520,051
International Business Machines Corp.	48,182	14,811,629
		59,331,680
See accompanying notes to portfolio of investments
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.80%
NXP Semiconductors NV	207,753	$43,445,307
Teradyne, Inc.	87,418	15,889,096
		59,334,403
Software: 4.75%
Cadence Design Systems, Inc.†	129,606	43,896,256
Microsoft Corp.	110,120	57,021,237
		100,917,493
Materials: 5.40%
Chemicals: 1.27%
Sherwin-Williams Co.	74,866	25,824,278
Solstice Advanced Materials, Inc.†	26,120	1,177,228
		27,001,506
Construction materials: 4.13%
Amrize Ltd.†	997,672	51,719,317
Vulcan Materials Co.	123,902	35,869,629
		87,588,946
Real estate: 3.09%
Real estate management & development: 0.96%
CBRE Group, Inc. Class A†	134,220	20,459,155
Specialized REITs: 2.13%
Public Storage	162,226	45,189,674
Utilities: 3.56%
Electric utilities: 3.56%
NextEra Energy, Inc.	929,266	75,642,252
Total common stocks (Cost $1,671,395,486)		2,088,633,815

		Yield
Short-term investments: 1.78%
Investment companies: 1.78%
Allspring Government Money Market Fund Select Class♠∞		4.06%	37,686,235	37,686,235
Total short-term investments (Cost $37,686,235)				37,686,235
Total investments in securities (Cost $1,709,081,721)	100.21%			2,126,320,050
Other assets and liabilities, net	(0.21)			(4,384,993)
Total net assets	100.00%			$2,121,935,057

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$33,285,965	$133,872,508	$(129,472,238)	$0	$0	$37,686,235	37,686,235	$378,519
See accompanying notes to portfolio of investments
4 | Allspring Special Large Cap Value Fund

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Cap Value Fund | 5

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$113,466,087	$0	$0	$113,466,087
Consumer discretionary	254,573,784	0	0	254,573,784
Consumer staples	158,662,528	0	0	158,662,528
Energy	121,347,224	0	0	121,347,224
Financials	415,844,359	0	0	415,844,359
Health care	286,790,903	0	0	286,790,903
Industrials	262,483,821	0	0	262,483,821
Information technology	219,583,576	0	0	219,583,576
Materials	114,590,452	0	0	114,590,452
Real estate	65,648,829	0	0	65,648,829
Utilities	75,642,252	0	0	75,642,252
Short-term investments
Investment companies	37,686,235	0	0	37,686,235
Total assets	$2,126,320,050	$0	$0	$2,126,320,050
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Cap Value Fund